CHRISTOPHER F. SCHULTZ

MEMBER, NY AND MA BARS

DIRECT DIAL NO.: 646-348-6755

E-MAIL ADDRESS: CFSCHULTZ@PBNLAW.COM

March 31, 2005

EDGAR AND FEDERAL EXPRESS

Mr. H. Roger Schwall

Assistant Director

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Washington, D.C. 20549-0405

Re:	Peru Copper, Inc. Registration Statement on Form F-1, File No. 333-121527, Filed on December 22, 2004, as Amended on February 25, 2005 and March 22, 2005

Ladies and Gentlemen:

On behalf of Peru Copper, Inc. (the “Company”), we hereby submit for your review Amendment No. 3 (“Amendment No. 3”) to the above-referenced registration statement (the “Registration Statement”) of the Company originally filed with the Securities and Exchange Commission (the “Commission”) on December 22, 2004, pursuant to the Securities Act of 1933, as amended on February 25, 2005 and March 22, 2005. An electronic version of Amendment No. 3 has been concurrently filed with the Commission through the Commission’s electronic data gathering, analysis and retrieval (“EDGAR”) system. We have enclosed four copies of Amendment No. 3, which have been marked to show changes made to the Registration Statement, two of which attach all exhibits being filed and four clean copies, two of which attach all exhibits being filed.

Based on recent discussions with the Staff of the Commission, we have updated the Registration Statement to add full year 2004 financial statements and related updates to Management’s Discussion and Analysis of Financial Condition and Results of Operations and to the disclosure in other sections of Amendment No. 3.

We acknowledge your previous references to Rules 460 and 461 regarding requesting acceleration of a registration statement and will endeavor to provide for adequate time after the filing of any amendment for further review before submitting a request for acceleration and to provide any acceleration request at least two business days in advance of the requested effective date.

Please call Christopher F. Schultz (646-348-6755) of this firm with any questions you may have regarding this filing or if you wish to discuss the above responses.

Very truly yours,
/S/ CHRISTOPHER F. SCHULTZ
Christopher F. Schultz

CC:	Ms. Mellissa Campbell Duru
Mr. George K. Schuler
Mr. John Weitzel
Mr. Barry Stem